Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	2.88503%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,553,361.47

Principal:
Principal Collections	$23,363,640.75
Prepayments in Full	$12,745,293.11
Liquidation Proceeds	$0.00
Recoveries	$400.00
Sub Total	$36,109,333.86
Collections	$38,662,695.33

Purchase Amounts:
Purchase Amounts Related to Principal	$45,860.07
Purchase Amounts Related to Interest	$16.05
Sub Total	$45,876.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,708,571.45

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,708,571.45
Servicing Fee	$877,495.73	$877,495.73	$0.00	$0.00	$37,831,075.72
Interest - Class A-1 Notes	$153,346.95	$153,346.95	$0.00	$0.00	$37,677,728.77
Interest - Class A-2a Notes	$776,924.00	$776,924.00	$0.00	$0.00	$36,900,804.77
Interest - Class A-2b Notes	$256,447.11	$256,447.11	$0.00	$0.00	$36,644,357.66
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$35,643,845.33
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$35,300,625.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,300,625.33
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$35,181,937.16
Second Priority Principal Payment	$523,649.18	$523,649.18	$0.00	$0.00	$34,658,287.98
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$34,573,210.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,573,210.90
Regular Principal Payment	$84,125,675.64	$34,573,210.90	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$38,708,571.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$523,649.18
Regular Principal Payment					$34,573,210.90
Total					$35,096,860.08

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$35,096,860.08	$172.75	$153,346.95	$0.75	$35,250,207.03	$173.50
Class A-2a Notes	$0.00	$0.00	$776,924.00	$2.87	$776,924.00	$2.87
Class A-2b Notes	$0.00	$0.00	$256,447.11	$2.56	$256,447.11	$2.56
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$35,096,860.08	$33.34	$2,734,215.64	$2.60	$37,831,075.72	$35.94

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$84,649,324.82	0.4166633	$49,552,464.74	0.2439086
Class A-2a Notes	$271,020,000.00	1.0000000	$271,020,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$934,119,324.82	0.8874147	$899,022,464.74	0.8540726

Pool Information
Weighted Average APR	2.847%	2.848%
Weighted Average Remaining Term	51.84	51.03
Number of Receivables Outstanding	34,761	33,969
Pool Balance	$1,052,994,870.12	$1,016,823,535.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$944,710,812.76	$912,545,675.64
Pool Factor	0.8973739	0.8665483

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$104,277,859.88
Targeted Overcollateralization Amount	$137,951,268.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$117,801,070.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		41	$16,540.67
(Recoveries)		1	$400.00
Net Loss for Current Collection Period			$16,140.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0184%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0015%
Second Prior Collection Period			-0.0006%
Prior Collection Period			0.0609%
Current Collection Period			0.0187%
Four Month Average (Current and Prior Three Collection Periods)			0.0201%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		118	$72,494.80
(Cumulative Recoveries)			$996.58
Cumulative Net Loss for All Collection Periods			$71,498.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0061%

Average Realized Loss for Receivables that have experienced a Realized Loss			$614.36
Average Net Loss for Receivables that have experienced a Realized Loss			$605.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.42%	132	$4,291,363.81
61-90 Days Delinquent	0.03%	7	$345,581.46
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.46%	139	$4,636,945.27

Repossession Inventory:
Repossessed in the Current Collection Period		6	234183.27
Total Repossessed Inventory		8	336575.99

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0112%
Prior Collection Period			0.0374%
Current Collection Period			0.0206%
Three Month Average			0.0231%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0340%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	4

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	68	$3,098,960.83
2 Months Extended	88	$3,718,483.44
3+ Months Extended	7	$221,553.44

Total Receivables Extended	163	$7,038,997.71
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
Assistant Treasurer